Interest expense	12 Months Ended
Dec. 31, 2011
Interest expense [Abstract]
Interest expense

17. Interest expense

	Years Ended December 31,
	2009	2010	2011
Bank loan interest	$27	$45	$89
Convertible promissory notes interest	962	—	—
Interest on New Note, First Interim Notes and short-term loan from a third party lender	973	—	—

Total interest expense	$1,962	$45	$89